Other Liability - Additional Information (Detail)		12 Months Ended
	Nov. 16, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Nov. 16, 2018 USD ($)	Oct. 08, 2018 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure Of Other Liabilities [line items]
Payments from TAP agreement	£ 78,445		$ 100,000
Fair value of liability	£ 34,289
Non cash interest charge	25.80%
Fair value of warrants issued	£ 44,156	£ 44,156
Carrying value of other liability		34,289			£ 0
Carrying value of other non current liability		£ 34,289
MPH-966 [member]
Disclosure Of Other Liabilities [line items]
Payments from TAP agreement | $				$ 400,000